Share-Based Compensation (Schedule of Employee Stock Options and Restricted Stock Units) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of shares outstanding, beginning balance	3,394
Number of shares, exercised	(791)
Number of shares, forfeited	(53)
Number of shares, expired	(19)
Number of shares outstanding, ending balance	2,531
Number of shares exercisable, ending balance	2,056	2,300	4,300
Number of shares vested and expected to vest, ending balance	2,514
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Weighted average exercise price outstanding, beginning balance	$ 18.23	$ 17.54
Weighted average exercise price, exercised	$ 15.26
Weighted average exercise price, forfeited	$ 18.97
Weighted average exercise price, expired	$ 16.61
Weighted average exercise price outstanding, ending balance	$ 18.23	$ 17.54
Weighted average remaining contractual term outstanding, ending balance	5 years 0 months 18 days
Aggregate intrinsic value outstanding, ending balance	$ 13,231
Weighted average exercise price exercisable, ending balance	$ 18.10	$ 16.99	$ 13.18
Weighted average remaining contractual term exercisable, ending balance	4 years 4 months 21 days
Aggregate intrinsic value exercisable, ending balance	11,025
Weighted average exercise price vested and expected to vest, ending balance	$ 18.23
Weighted average remaining contractual term vested and expected to vest, ending balance	5 years 0 months 11 days
Aggregate intrinsic value vested and expected to vest, ending balance	13,148
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Weighted average remaining contractual term outstanding, ending balance	2 years 8 months 5 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Number of shares outstanding, beginning balance	9,696
Restricted stock units, granted	1,696
Restricted stock units vested	(1,528)
Restricted stock units, forfeited	(704)
Number of shares outstanding, ending balance	9,160
Aggregate intrinsic value outstanding, ending balance	215,041
Number of shares vested and expected to vest, ending balance	7,727
Weighted average contractual term vested and expected to vest, ending balance	2 years 6 months 18 days
Aggregate intrinsic value vested and expected to vest, ending balance	$ 180,497